(Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Class R6
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		0.60%
Fee Waiver		0.30%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	31	162	305	721

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today Index���. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today Index���, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today Index���. As of February 28, 2013, the Dow Jones Target Today Index��� included equity, fixed income and money market securities in the weights of 15%, 80% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2003 +7.21%

Lowest Quarter:  3rd Quarter 2008 +3.26%

Year-to-date total return as of 3/31/2013 is +0.36%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Jun 30, 2004	4.99%	4.78%	5.57%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.44%	5.29%	6.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Class R6
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.60%
Fee Waiver		0.28%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.32%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	33	164	307	723

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 Index���. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2010 Index��� included equity, fixed income and money market securities in the weights of 23%, 73% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2003 +9.30%

Lowest Quarter:  3rd Quarter 2008 -5.48%

Year-to-date total return as of 3/31/2013 is +0.97%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Jun 30, 2004	6.06%	3.93%	6.01%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		6.40%	4.42%	7.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Class R6
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.60%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.33%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	34	165	308	724

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 Index���. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2015 Index��� included equity, fixed income and money market securities in the weights of 32%, 64% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +10.20%

Lowest Quarter:  4th Quarter 2008 -7.21%

Year-to-date total return as of 3/31/2013 is +1.99%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 29, 2007	7.29%	3.42%	3.65%	[1]
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		7.65%	3.85%	4.15%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Class R6
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.58%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	36	163	301	704

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 Index���. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2020 Index��� included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +12.48%

Lowest Quarter:  4th Quarter 2008 -10.72%

Year-to-date total return as of 3/31/2013 is +3.10%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Jun 30, 2004	8.94%	2.95%	6.60%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		9.23%	3.32%	8.45%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Class R6
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.09%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.59%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	36	165	305	715

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 Index���. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2025 Index��� included equity, fixed income and money market securities in the weights of 56%, 40% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +15.09%

Lowest Quarter:  4th Quarter 2008 -14.28%

Year-to-date total return as of 3/31/2013 is +4.30%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 29, 2007	10.68%	2.71%	2.53%	[1]
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		10.94%	2.92%	2.89%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Class R6
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.59%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.36%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	37	166	306	716

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 Index���. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2030 Index��� included equity, fixed income and money market securities in the weights of 68%, 28% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +17.78%

Lowest Quarter:  4th Quarter 2008 -17.37%

Year-to-date total return as of 3/31/2013 is +5.49%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Jun 30, 2004	12.26%	2.26%	7.03%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		12.56%	2.52%	9.40%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Class R6
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.61%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.37%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	38	171	316	739

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 Index���. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2035 Index��� included equity, fixed income and money market securities in the weights of 79%, 17% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year R6

Highest Quarter: 2nd Quarter 2009 +19.62%

Lowest Quarter:  4th Quarter 2008 -19.41%

Year-to-date total return as of 3/31/2013 is +6.53%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 29, 2007	13.72%	2.17%	1.78%	[1]
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		13.92%	2.22%	1.98%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Class R6
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.60%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.37%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	38	169	312	728

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 Index���. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2040 Index��� included equity, fixed income and money market securities in the weights of 86%, 10% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +20.73%

Lowest Quarter:  4th Quarter 2008 -20.84%

Year-to-date total return as of 3/31/2013 is +7.29%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Jun 30, 2004	14.70%	1.90%	7.56%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		14.88%	2.09%	9.61%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Class R6
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.64%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.37%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	38	178	330	773

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 Index���. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2045 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +20.64%

Lowest Quarter:  4th Quarter 2008 -20.41%

Year-to-date total return as of 3/31/2013 is +7.66%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 29, 2007	15.03%	2.11%	1.68%	[1]
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		15.32%	2.12%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Class R6
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.62%
Fee Waiver		0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.37%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	38	173	321	750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 Index���. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2050 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +20.91%

Lowest Quarter:  4th Quarter 2008 -20.62%

Year-to-date total return as of 3/31/2013 is +7.73%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 29, 2007	15.12%	2.09%	1.67%	[1]
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		15.35%	2.13%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Class R6
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.60%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.12%
Fee Waiver		0.75%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.37%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	38	281	544	1,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 Index���. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2055 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 1st Quarter 2012 +11.23%

Lowest Quarter:  2nd Quarter 2012 -4.39%

Year-to-date total return as of 3/31/2013 is +7.64%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 30, 2011	15.15%		3.68%	[1]
Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)		15.35%		3.47%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%		6.16%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%		6.92%	[1]
[1]	Performance Since 6/30/2011

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Class R6
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		0.60%
Fee Waiver		0.30%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	31	162	305	721

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today Index���. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today Index���, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today Index���. As of February 28, 2013, the Dow Jones Target Today Index��� included equity, fixed income and money market securities in the weights of 15%, 80% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2003 +7.21%

Lowest Quarter:  3rd Quarter 2008 +3.26%

Year-to-date total return as of 3/31/2013 is +0.36%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Jun 30, 2004	4.99%	4.78%	5.57%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.44%	5.29%	6.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Class R6
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.60%
Fee Waiver		0.28%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.32%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	33	164	307	723

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 Index���. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2010 Index��� included equity, fixed income and money market securities in the weights of 23%, 73% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2003 +9.30%

Lowest Quarter:  3rd Quarter 2008 -5.48%

Year-to-date total return as of 3/31/2013 is +0.97%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Jun 30, 2004	6.06%	3.93%	6.01%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		6.40%	4.42%	7.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Class R6
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.60%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.33%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	34	165	308	724

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 Index���. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2015 Index��� included equity, fixed income and money market securities in the weights of 32%, 64% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +10.20%

Lowest Quarter:  4th Quarter 2008 -7.21%

Year-to-date total return as of 3/31/2013 is +1.99%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 29, 2007	7.29%	3.42%	3.65%	[1]
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		7.65%	3.85%	4.15%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Class R6
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		0.58%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	36	163	301	704

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 Index���. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2020 Index��� included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +12.48%

Lowest Quarter:  4th Quarter 2008 -10.72%

Year-to-date total return as of 3/31/2013 is +3.10%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Jun 30, 2004	8.94%	2.95%	6.60%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		9.23%	3.32%	8.45%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Class R6
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.09%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.59%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	36	165	305	715

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 Index���. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2025 Index��� included equity, fixed income and money market securities in the weights of 56%, 40% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +15.09%

Lowest Quarter:  4th Quarter 2008 -14.28%

Year-to-date total return as of 3/31/2013 is +4.30%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 29, 2007	10.68%	2.71%	2.53%	[1]
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		10.94%	2.92%	2.89%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Class R6
Management Fees		0.22%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.59%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.36%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	37	166	306	716

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 Index���. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2030 Index��� included equity, fixed income and money market securities in the weights of 68%, 28% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +17.78%

Lowest Quarter:  4th Quarter 2008 -17.37%

Year-to-date total return as of 3/31/2013 is +5.49%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Jun 30, 2004	12.26%	2.26%	7.03%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		12.56%	2.52%	9.40%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Class R6
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.61%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.37%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	38	171	316	739

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 Index���. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2035 Index��� included equity, fixed income and money market securities in the weights of 79%, 17% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year R6

Highest Quarter: 2nd Quarter 2009 +19.62%

Lowest Quarter:  4th Quarter 2008 -19.41%

Year-to-date total return as of 3/31/2013 is +6.53%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 29, 2007	13.72%	2.17%	1.78%	[1]
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		13.92%	2.22%	1.98%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Class R6
Management Fees		0.23%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.60%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.37%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	38	169	312	728

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 Index���. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2040 Index��� included equity, fixed income and money market securities in the weights of 86%, 10% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +20.73%

Lowest Quarter:  4th Quarter 2008 -20.84%

Year-to-date total return as of 3/31/2013 is +7.29%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Jun 30, 2004	14.70%	1.90%	7.56%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		14.88%	2.09%	9.61%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Class R6
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.64%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.37%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	38	178	330	773

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 Index���. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2045 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +20.64%

Lowest Quarter:  4th Quarter 2008 -20.41%

Year-to-date total return as of 3/31/2013 is +7.66%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 29, 2007	15.03%	2.11%	1.68%	[1]
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		15.32%	2.12%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Class R6
Management Fees		0.24%
Distribution (12b-1) Fees		none
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.62%
Fee Waiver		0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.37%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	38	173	321	750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 Index���. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2050 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 2nd Quarter 2009 +20.91%

Lowest Quarter:  4th Quarter 2008 -20.62%

Year-to-date total return as of 3/31/2013 is +7.73%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 29, 2007	15.12%	2.09%	1.67%	[1]
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		15.35%	2.13%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Class R6
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.60%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.12%
Fee Waiver		0.75%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.37%
[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	38	281	544	1,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 Index���. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2055 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6

Highest Quarter: 1st Quarter 2012 +11.23%

Lowest Quarter:  2nd Quarter 2012 -4.39%

Year-to-date total return as of 3/31/2013 is +7.64%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Inception Date of Share Class	1 Year	5 Years	Since Inception
Class R6	Jun 30, 2011	15.15%		3.68%	[1]
Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)		15.35%		3.47%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%		6.16%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%		6.92%	[1]
[1]	Performance Since 6/30/2011

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Shareholder Fees (dei_DocumentInformationDocumentAxis, Class R6)	0 Months Ended
Jun. 01, 2013
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, Class R6)	0 Months Ended
	Jun. 01, 2013
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class R6
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[1]
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R6
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	0.32%	[1]
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R6
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.33%	[1]
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R6
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[1]
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R6
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[1]
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R6
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.36%	[1]
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R6
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.37%	[1]
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R6
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.37%	[1]
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R6
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.37%	[1]
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R6
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.37%	[1]
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R6
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver	0.37%	[1]

[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example (dei_DocumentInformationDocumentAxis, Class R6, USD $)	0 Months Ended
Jun. 01, 2013
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	721
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	723
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	724
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	704
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	715
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	716
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	316
Expense Example, with Redemption, 10 Years	739
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	728
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	773
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	321
Expense Example, with Redemption, 10 Years	750
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	$ 1,296

Annual Total Returns (dei_DocumentInformationDocumentAxis, Class R6)	0 Months Ended
Jun. 01, 2013
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class R6
Bar Chart Table:
Annual Return 2003	11.89%
Annual Return 2004	5.53%
Annual Return 2005	2.76%
Annual Return 2006	5.67%
Annual Return 2007	6.14%
Annual Return 2008	(3.17%)
Annual Return 2009	9.69%
Annual Return 2010	7.99%
Annual Return 2011	4.86%
Annual Return 2012	4.99%
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R6
Bar Chart Table:
Annual Return 2003	15.99%
Annual Return 2004	7.01%
Annual Return 2005	3.44%
Annual Return 2006	7.54%
Annual Return 2007	7.10%
Annual Return 2008	(10.75%)
Annual Return 2009	12.76%
Annual Return 2010	9.19%
Annual Return 2011	4.06%
Annual Return 2012	6.06%
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(16.35%)
Annual Return 2009	15.95%
Annual Return 2010	10.35%
Annual Return 2011	3.05%
Annual Return 2012	7.29%
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R6
Bar Chart Table:
Annual Return 2003	20.01%
Annual Return 2004	8.81%
Annual Return 2005	4.87%
Annual Return 2006	11.24%
Annual Return 2007	7.55%
Annual Return 2008	(21.92%)
Annual Return 2009	19.65%
Annual Return 2010	11.81%
Annual Return 2011	1.63%
Annual Return 2012	8.94%
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(26.70%)
Annual Return 2009	23.80%
Annual Return 2010	13.53%
Annual Return 2011	0.23%
Annual Return 2012	10.68%
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R6
Bar Chart Table:
Annual Return 2003	23.75%
Annual Return 2004	10.38%
Annual Return 2005	5.71%
Annual Return 2006	13.33%
Annual Return 2007	7.84%
Annual Return 2008	(31.38%)
Annual Return 2009	27.99%
Annual Return 2010	15.00%
Annual Return 2011	(1.37%)
Annual Return 2012	12.26%
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(34.05%)
Annual Return 2009	31.51%
Annual Return 2010	16.09%
Annual Return 2011	(2.76%)
Annual Return 2012	13.72%
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R6
Bar Chart Table:
Annual Return 2003	27.49%
Annual Return 2004	11.64%
Annual Return 2005	6.55%
Annual Return 2006	15.19%
Annual Return 2007	7.98%
Annual Return 2008	(36.06%)
Annual Return 2009	33.03%
Annual Return 2010	16.97%
Annual Return 2011	(3.75%)
Annual Return 2012	14.70%
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(35.50%)
Annual Return 2009	33.21%
Annual Return 2010	17.07%
Annual Return 2011	(4.06%)
Annual Return 2012	15.03%
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008	(35.78%)
Annual Return 2009	33.34%
Annual Return 2010	17.25%
Annual Return 2011	(4.07%)
Annual Return 2012	15.12%
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R6
Bar Chart Table:
Annual Return 2003
Annual Return 2004
Annual Return 2005
Annual Return 2006
Annual Return 2007
Annual Return 2008
Annual Return 2009
Annual Return 2010
Annual Return 2011
Annual Return 2012	15.15%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Jun. 01, 2013
(Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.44%
5 Years	5.29%
10 Years	6.05%
(Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class R6
Average Annual Return:
1 Year	4.99%
5 Years	4.78%
10 Years	5.57%
Inception Date of Share Class	Jun 30, 2004
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.40%
5 Years	4.42%
10 Years	7.25%
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R6
Average Annual Return:
1 Year	6.06%
5 Years	3.93%
10 Years	6.01%
Inception Date of Share Class	Jun 30, 2004
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.65%
5 Years	3.85%
Since Inception	4.15%	[1]
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R6
Average Annual Return:
1 Year	7.29%
5 Years	3.42%
Since Inception	3.65%	[1]
Inception Date of Share Class	Jun 29, 2007
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.23%
5 Years	3.32%
10 Years	8.45%
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R6
Average Annual Return:
1 Year	8.94%
5 Years	2.95%
10 Years	6.60%
Inception Date of Share Class	Jun 30, 2004
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.94%
5 Years	2.92%
Since Inception	2.89%	[1]
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R6
Average Annual Return:
1 Year	10.68%
5 Years	2.71%
Since Inception	2.53%	[1]
Inception Date of Share Class	Jun 29, 2007
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.56%
5 Years	2.52%
10 Years	9.40%
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R6
Average Annual Return:
1 Year	12.26%
5 Years	2.26%
10 Years	7.03%
Inception Date of Share Class	Jun 30, 2004
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.92%
5 Years	2.22%
Since Inception	1.98%	[1]
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R6
Average Annual Return:
1 Year	13.72%
5 Years	2.17%
Since Inception	1.78%	[1]
Inception Date of Share Class	Jun 29, 2007
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.88%
5 Years	2.09%
10 Years	9.61%
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R6
Average Annual Return:
1 Year	14.70%
5 Years	1.90%
10 Years	7.56%
Inception Date of Share Class	Jun 30, 2004
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.32%
5 Years	2.12%
Since Inception	1.83%	[1]
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R6
Average Annual Return:
1 Year	15.03%
5 Years	2.11%
Since Inception	1.68%	[1]
Inception Date of Share Class	Jun 29, 2007
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years	2.13%
Since Inception	1.83%	[1]
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R6
Average Annual Return:
1 Year	15.12%
5 Years	2.09%
Since Inception	1.67%	[1]
Inception Date of Share Class	Jun 29, 2007
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years
Since Inception	3.47%	[2]
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years
Since Inception	6.16%	[2]
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years
Since Inception	6.92%	[2]
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R6
Average Annual Return:
1 Year	15.15%
5 Years
Since Inception	3.68%	[2]
Inception Date of Share Class	Jun 30, 2011

[1]	Performance Since 6/29/2007
[2]	Performance Since 6/30/2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2013
Registrant Name	dei_EntityRegistrantName	Wells Fargo Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2013
Prospectus Date	rr_ProspectusDate	Jun 1, 2013
(Wells Fargo Advantage Dow Jones Target Today Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today Index���. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today Index���, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today Index���. As of February 28, 2013, the Dow Jones Target Today Index��� included equity, fixed income and money market securities in the weights of 15%, 80% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2003 +7.21%

Lowest Quarter:  3rd Quarter 2008 +3.26%

Year-to-date total return as of 3/31/2013 is +0.36%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	6.05%
(Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
(Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.30%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	305
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	721
Annual Return 2003	rr_AnnualReturn2003	11.89%
Annual Return 2004	rr_AnnualReturn2004	5.53%
Annual Return 2005	rr_AnnualReturn2005	2.76%
Annual Return 2006	rr_AnnualReturn2006	5.67%
Annual Return 2007	rr_AnnualReturn2007	6.14%
Annual Return 2008	rr_AnnualReturn2008	(3.17%)
Annual Return 2009	rr_AnnualReturn2009	9.69%
Annual Return 2010	rr_AnnualReturn2010	7.99%
Annual Return 2011	rr_AnnualReturn2011	4.86%
Annual Return 2012	rr_AnnualReturn2012	4.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +0.36%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.26%)
1 Year	rr_AverageAnnualReturnYear01	4.99%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Wells Fargo Advantage Dow Jones Target 2010 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 Index���. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2010 Index��� included equity, fixed income and money market securities in the weights of 23%, 73% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2003 +9.30%

Lowest Quarter:  3rd Quarter 2008 -5.48%

Year-to-date total return as of 3/31/2013 is +0.97%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	7.25%
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.32%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	723
Annual Return 2003	rr_AnnualReturn2003	15.99%
Annual Return 2004	rr_AnnualReturn2004	7.01%
Annual Return 2005	rr_AnnualReturn2005	3.44%
Annual Return 2006	rr_AnnualReturn2006	7.54%
Annual Return 2007	rr_AnnualReturn2007	7.10%
Annual Return 2008	rr_AnnualReturn2008	(10.75%)
Annual Return 2009	rr_AnnualReturn2009	12.76%
Annual Return 2010	rr_AnnualReturn2010	9.19%
Annual Return 2011	rr_AnnualReturn2011	4.06%
Annual Return 2012	rr_AnnualReturn2012	6.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +0.97%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.48%)
1 Year	rr_AverageAnnualReturnYear01	6.06%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Wells Fargo Advantage Dow Jones Target 2015 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 Index���. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2015 Index��� included equity, fixed income and money market securities in the weights of 32%, 64% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +10.20%

Lowest Quarter:  4th Quarter 2008 -7.21%

Year-to-date total return as of 3/31/2013 is +1.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.65%
5 Years	rr_AverageAnnualReturnYear05	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%	[3]
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[3]
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[3]
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.33%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	165
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	724
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008	(16.35%)
Annual Return 2009	rr_AnnualReturn2009	15.95%
Annual Return 2010	rr_AnnualReturn2010	10.35%
Annual Return 2011	rr_AnnualReturn2011	3.05%
Annual Return 2012	rr_AnnualReturn2012	7.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +1.99%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.21%)
1 Year	rr_AverageAnnualReturnYear01	7.29%
5 Years	rr_AverageAnnualReturnYear05	3.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Wells Fargo Advantage Dow Jones Target 2020 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 Index���. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2020 Index��� included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +12.48%

Lowest Quarter:  4th Quarter 2008 -10.72%

Year-to-date total return as of 3/31/2013 is +3.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.23%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	8.45%
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.35%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	704
Annual Return 2003	rr_AnnualReturn2003	20.01%
Annual Return 2004	rr_AnnualReturn2004	8.81%
Annual Return 2005	rr_AnnualReturn2005	4.87%
Annual Return 2006	rr_AnnualReturn2006	11.24%
Annual Return 2007	rr_AnnualReturn2007	7.55%
Annual Return 2008	rr_AnnualReturn2008	(21.92%)
Annual Return 2009	rr_AnnualReturn2009	19.65%
Annual Return 2010	rr_AnnualReturn2010	11.81%
Annual Return 2011	rr_AnnualReturn2011	1.63%
Annual Return 2012	rr_AnnualReturn2012	8.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +3.10%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.72%)
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	6.60%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Wells Fargo Advantage Dow Jones Target 2025 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 Index���. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2025 Index��� included equity, fixed income and money market securities in the weights of 56%, 40% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +15.09%

Lowest Quarter:  4th Quarter 2008 -14.28%

Year-to-date total return as of 3/31/2013 is +4.30%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.94%
5 Years	rr_AverageAnnualReturnYear05	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[3]
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[3]
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[3]
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.35%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	165
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	305
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	715
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008	(26.70%)
Annual Return 2009	rr_AnnualReturn2009	23.80%
Annual Return 2010	rr_AnnualReturn2010	13.53%
Annual Return 2011	rr_AnnualReturn2011	0.23%
Annual Return 2012	rr_AnnualReturn2012	10.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +4.30%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.28%)
1 Year	rr_AverageAnnualReturnYear01	10.68%
5 Years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Wells Fargo Advantage Dow Jones Target 2030 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 Index���. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2030 Index��� included equity, fixed income and money market securities in the weights of 68%, 28% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +17.78%

Lowest Quarter:  4th Quarter 2008 -17.37%

Year-to-date total return as of 3/31/2013 is +5.49%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	9.40%
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.36%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	166
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	306
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	716
Annual Return 2003	rr_AnnualReturn2003	23.75%
Annual Return 2004	rr_AnnualReturn2004	10.38%
Annual Return 2005	rr_AnnualReturn2005	5.71%
Annual Return 2006	rr_AnnualReturn2006	13.33%
Annual Return 2007	rr_AnnualReturn2007	7.84%
Annual Return 2008	rr_AnnualReturn2008	(31.38%)
Annual Return 2009	rr_AnnualReturn2009	27.99%
Annual Return 2010	rr_AnnualReturn2010	15.00%
Annual Return 2011	rr_AnnualReturn2011	(1.37%)
Annual Return 2012	rr_AnnualReturn2012	12.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +5.49%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.37%)
1 Year	rr_AverageAnnualReturnYear01	12.26%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	7.03%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Wells Fargo Advantage Dow Jones Target 2035 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 Index���. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2035 Index��� included equity, fixed income and money market securities in the weights of 79%, 17% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +19.62%

Lowest Quarter:  4th Quarter 2008 -19.41%

Year-to-date total return as of 3/31/2013 is +6.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.92%
5 Years	rr_AverageAnnualReturnYear05	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%	[3]
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[3]
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[3]
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.37%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	171
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	739
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008	(34.05%)
Annual Return 2009	rr_AnnualReturn2009	31.51%
Annual Return 2010	rr_AnnualReturn2010	16.09%
Annual Return 2011	rr_AnnualReturn2011	(2.76%)
Annual Return 2012	rr_AnnualReturn2012	13.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +6.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.41%)
1 Year	rr_AverageAnnualReturnYear01	13.72%
5 Years	rr_AverageAnnualReturnYear05	2.17%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Wells Fargo Advantage Dow Jones Target 2040 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 Index���. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2040 Index��� included equity, fixed income and money market securities in the weights of 86%, 10% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +20.73%

Lowest Quarter:  4th Quarter 2008 -20.84%

Year-to-date total return as of 3/31/2013 is +7.29%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	9.61%
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.37%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	169
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	728
Annual Return 2003	rr_AnnualReturn2003	27.49%
Annual Return 2004	rr_AnnualReturn2004	11.64%
Annual Return 2005	rr_AnnualReturn2005	6.55%
Annual Return 2006	rr_AnnualReturn2006	15.19%
Annual Return 2007	rr_AnnualReturn2007	7.98%
Annual Return 2008	rr_AnnualReturn2008	(36.06%)
Annual Return 2009	rr_AnnualReturn2009	33.03%
Annual Return 2010	rr_AnnualReturn2010	16.97%
Annual Return 2011	rr_AnnualReturn2011	(3.75%)
Annual Return 2012	rr_AnnualReturn2012	14.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +7.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
1 Year	rr_AverageAnnualReturnYear01	14.70%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	7.56%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
(Wells Fargo Advantage Dow Jones Target 2045 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 Index���. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2045 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +20.64%

Lowest Quarter:  4th Quarter 2008 -20.41%

Year-to-date total return as of 3/31/2013 is +7.66%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.32%
5 Years	rr_AverageAnnualReturnYear05	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%	[3]
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[3]
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[3]
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.37%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	178
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	330
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	773
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008	(35.50%)
Annual Return 2009	rr_AnnualReturn2009	33.21%
Annual Return 2010	rr_AnnualReturn2010	17.07%
Annual Return 2011	rr_AnnualReturn2011	(4.06%)
Annual Return 2012	rr_AnnualReturn2012	15.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +7.66%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.41%)
1 Year	rr_AverageAnnualReturnYear01	15.03%
5 Years	rr_AverageAnnualReturnYear05	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Wells Fargo Advantage Dow Jones Target 2050 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 Index���. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2050 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +20.91%

Lowest Quarter:  4th Quarter 2008 -20.62%

Year-to-date total return as of 3/31/2013 is +7.73%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%	[3]
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[3]
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[3]
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.37%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	321
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008	(35.78%)
Annual Return 2009	rr_AnnualReturn2009	33.34%
Annual Return 2010	rr_AnnualReturn2010	17.25%
Annual Return 2011	rr_AnnualReturn2011	(4.07%)
Annual Return 2012	rr_AnnualReturn2012	15.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +7.73%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.62%)
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%	[3]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(Wells Fargo Advantage Dow Jones Target 2055 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 Index���. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2055 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 1st Quarter 2012 +11.23%

Lowest Quarter:  2nd Quarter 2012 -4.39%

Year-to-date total return as of 3/31/2013 is +7.64%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%	[4]
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%	[4]
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%	[4]
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.37%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	544
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,296
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010
Annual Return 2011	rr_AnnualReturn2011
Annual Return 2012	rr_AnnualReturn2012	15.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +7.64%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.39%)
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%	[4]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011
[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	Performance Since 6/29/2007
[4]	Performance Since 6/30/2011